CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 US$ USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	67,102	161,373	128,729	$ 10,664
Adjustment to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property and equipment	16,560	13,729	11,905	2,631
Deferred tax benefits	(5,679)	(4,456)	(80)	(903)
Amortization of land use rights	255	183	223	41
Amortization of intangible assets	1,547			246
Loss (gain) on disposal of property and equipment	(1,410)	(1,472)	188	(225)
Exchange loss	391	4,858		62
Write-off of accounts receivable			18
Realized gain on trading securities			(306)
Changes in operating assets and liabilities:
Accounts receivable	18,900	(26,724)	3,678	3,003
Inventories	(169,467)	14,119	(45,780)	(26,926)
Leased automobiles held for sale, net	(147,749)			(23,475)
Advances to suppliers	211,837	(143,634)	18,427	33,658
Prepaid expenses and other current assets	59,289	(2,314)	(6,652)	9,420
Accounts payable	7,067	(6,104)	6,306	1,122
Bills payable	75,767	280,516	(366,349)	12,038
Advances from customers	(45,617)	64,831	(13,175)	(7,248)
Deposits from third parties	(85,856)	(76,258)	60,779	(13,641)
Accrued expenses and other current liabilities	(4,407)	104,273	58,908	(700)
Unrecognized tax benefits		(44,562)
Taxes payable	(107,803)	92,770	50,082	(17,129)
Amounts due to related parties		(1,229)	167
Net cash provided by (used in) operating activities	(109,273)	429,899	(92,932)	(17,362)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(85,770)	(12,531)	(15,652)	(13,627)
Prepayments for construction	(131,250)			(20,854)
Disposal of property and equipment	3,936	4,932	4,186	626
Disposal of trading securities			1,034
Disposal of an investment in an equity investee			398
Acquisition of subsidiaries, net of cash acquired	(108,224)			(17,195)
Loans to third parties	(15,000)	(24,377)		(2,383)
Repayments of loans provided to third parties		21,480
Deposits to third parties	(26,117)	(27,100)		(4,150)
Repayments of deposits to third parties	21,100			3,353
Prepayments for business acquisition	(173,000)			(27,487)
Amounts due from related parties	(36,157)	227,913	(121,236)	(5,745)
Amounts due to related parties	(3,553)	13,553		(565)
Net cash provided by (used in) investing activities	(554,035)	203,870	(131,270)	(88,027)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loans	823,222	781,380	796,833	130,797
Repayments of short-term loans	(782,556)	(865,787)	(680,301)	(124,336)
Amounts due to related parties			(21)
Deposits for short-term loans		(3,500)	(3,000)
Proceeds from issuance of ordinary shares		122,225
Proceeds from initial public offering		322,097
Payment of deferred initial public offering costs	(11,488)	(17,087)	(1,797)	(1,825)
Restricted cash	(5,936)	(242,107)	81,427	(943)
Net cash provided by financing activities	23,242	97,221	193,141	3,693
Effect of foreign exchange rate changes, net	(391)	(1,222)		(62)
Net increase (decrease) in cash and cash equivalents	(640,457)	729,768	(31,061)	(101,758)
Cash and cash equivalents, beginning of year	801,850	72,082	103,143	127,401
Cash and cash equivalents, end of year	161,393	801,850	72,082	25,643
Supplementary disclosure of cash flow information:
Interest expenses paid	39,627	28,986	20,560	6,296
Income tax expenses paid	149,561	19,210	36	$ 23,763